Share-Based Incentive Plan (Detail) - USD ($)	1 Months Ended	12 Months Ended
	Dec. 31, 2006	Dec. 31, 2016	Dec. 31, 2015
Share-Based Incentive Plan [Abstract]
Value of granted nonvested restricted stock issued		$ 1,280,000	$ 1,036,000
Compensation expense		$ 520,000	$ 465,000
Non Vested Restricted Shares | Minimum [Member]
Share-Based Incentive Plan [Abstract]
Vesting period		1 year
Non Vested Restricted Shares | Maximum [Member]
Share-Based Incentive Plan [Abstract]
Vesting period		10 years
Restricted Stock Plan [Member] | Restricted Stock [Member]
Nonvested Restricted Shares [Roll Forward]
Balance, beginning of period (in shares)		120,360
Granted (in shares)		88,768
Vested (in shares)		(60,249)
Balance, end of period (in shares)		148,879	120,360
Restricted Stock Plan [Member] | Restricted Stock [Member] | Private Placement [Member]
Share-Based Incentive Plan [Abstract]
Offering price (in dollars per share)	$ 8.60	$ 10.00
Restricted Stock Plan [Member] | Restricted Stock [Member] | Minimum [Member]
Share-Based Incentive Plan [Abstract]
Vesting period		3 years
Restricted Stock Plan [Member] | Restricted Stock [Member] | Maximum [Member]
Share-Based Incentive Plan [Abstract]
Vesting period		10 years